Investment in Chopp,Inc (Details Narrative) - Chopp Inc [Member] - USD ($)		1 Months Ended
	Nov. 13, 2018	Jun. 30, 2019	Jul. 17, 2018
Repayment on investment		$ 25,000
Equity method investment, purchase price, cash paid	$ 150,000		$ 25,000